Putnam VT Mortgage Securities Fund
The fund's portfolio
9/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (141.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (24.1%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$17,420	$18,300
6.00%, with due dates from 4/15/28 to 11/20/38	43,489	45,426
5.50%, 4/20/38	59,335	60,738
5.00%, 3/20/50	15,021	14,774
4.70%, 8/20/67	64,248	63,034
4.50%, TBA, 10/1/52	2,000,000	1,911,887
4.50%, with due dates from 5/20/48 to 5/20/48	72,523	70,431
4.00%, TBA, 10/1/52	1,000,000	932,883
3.50%, TBA, 10/1/52	2,000,000	1,816,997
3.00%, TBA, 10/1/52	2,000,000	1,765,449
2.00%, TBA, 10/1/52	1,000,000	832,470

		7,532,389
U.S. Government Agency Mortgage Obligations (117.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	7,296	7,746
7.00%, with due dates from 11/1/26 to 4/1/32	41,037	43,271
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	3,633	3,823
7.00%, with due dates from 12/1/28 to 12/1/35	149,600	159,520
6.50%, 9/1/36	6,358	6,743
Uniform Mortgage-Backed Securities
5.50%, TBA, 10/1/52	2,000,000	1,987,271
5.00%, TBA, 10/1/52	8,000,000	7,783,748
4.50%, TBA, 10/1/52	2,000,000	1,902,812
4.00%, TBA, 10/1/52	4,000,000	3,707,499
3.50%, TBA, 10/1/52	5,000,000	4,496,093
3.00%, TBA, 10/1/52	5,000,000	4,346,875
2.50%, TBA, 10/1/52	7,000,000	5,873,984
2.00%, TBA, 10/1/52	8,000,000	6,473,250

		36,792,635

Total U.S. government and agency mortgage obligations (cost $46,103,604)		$44,325,024

MORTGAGE-BACKED SECURITIES (88.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (36.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 14.455%, 4/15/37	$12,454	$19,428
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 13.465%, 11/15/35	16,943	25,753
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 11.407%, 3/15/35	90,362	114,759
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 9.744%, 6/15/34	5,517	5,958
REMICs Ser. 5043, IO, 5.00%, 11/25/50	483,127	106,526
REMICs Ser. 4980, Class KI, IO, 4.50%, 6/25/50	770,884	161,430
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	89,642	17,359
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	65,289	4,889
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	470,038	91,658
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	816,783	171,598
REMICs Ser. 4425, IO, 4.00%, 1/15/45	119,281	18,567
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	196,194	32,694
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	156,581	32,104
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	84,581	2,978
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	103,191	7,515
REMICs Ser. 5077, Class NI, IO, 3.50%, 2/25/51	821,897	142,245
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	1,250,863	223,680
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	633,783	115,512
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	777,565	153,626
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	108,864	17,078
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	214,659	30,928
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	69,967	2,934
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.332%, 2/15/45	312,096	39,424
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 8/25/50	709,955	86,481
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	1,145,995	197,425
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	178,749	23,684
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	168,554	21,372
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	324,118	24,118
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	344,976	27,313
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	178,953	19,005
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	101,684	7,240
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	96,731	4,637
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 9/25/49	533,128	55,193
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 2.916%, 12/25/49	716,312	86,110
REMICs Ser. 3391, PO, zero %, 4/15/37	2,984	2,626
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 21.396%, 7/25/36	9,076	16,791
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 13.259%, 3/25/36	15,872	16,076
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 12.892%, 6/25/37	17,034	26,913
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 23.28%), 11.975%, 2/25/38	42,989	42,898
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 10.561%, 12/25/35	23,274	31,420
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR USD 1 Month) + 12.90%), 6.732%, 5/25/40	28,370	29,546
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	348,053	65,559
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	290,402	51,355
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	564,561	77,399
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	381,167	39,385
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	328,910	50,172
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	252,237	40,953
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	1,317,816	276,208
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	439,492	81,434
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	440,605	87,303
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	202,173	30,841
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	42,412	1,959
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	127,622	6,652
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 3.516%, 10/25/41	21,064	1,933
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	510,915	88,853
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	1,272,701	223,455
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	367,033	54,409
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	65,768	2,119
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	141,754	19,885
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	179,769	11,960
Trust FRB Ser. 03-W8, Class 3F2, (ICE LIBOR USD 1 Month + 0.35%), 3.434%, 5/25/42	2,054	2,031
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.166%, 7/25/48	326,464	31,331
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.166%, 6/25/48	836,788	65,383
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.166%, 3/25/48	379,580	36,819
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.116%, 6/25/48	771,762	81,158
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.066%, 1/25/48	539,194	59,492
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.066%, 11/25/46	1,410,980	119,123
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 6/25/50	1,449,414	129,625
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 11/25/46	967,179	81,439
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 11/25/46	1,332,331	115,005
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 8/25/46	635,192	48,929
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	938,488	141,946
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	106,868	13,553
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	288,140	36,738
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	125,716	16,045
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	46,291	1,781
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	86,583	3,866
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	14,982	48
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	27,078	147
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	27,263	250
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	64,155	1,306
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 8/25/49	324,460	31,675
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 3/25/46	836,007	92,741
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 2.916%, 11/25/49	69,489	10,507
REMICs FRB Ser. 07-95, Class A3, (ICE LIBOR USD 1 Month + 0.25%), 2.694%, 8/27/36	1,868,618	1,629,569
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	736,126	117,464
REMICs Ser. 21-3, Class NI, IO, 2.50%, 2/25/51	590,513	83,367
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	14,638	11,849
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	202,209	35,652
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	214,692	37,494
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	309,553	61,524
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	150,726	28,508
Ser. 14-76, IO, 5.00%, 5/20/44	173,540	35,461
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	133,514	18,990
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	74,925	16,124
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	56,498	11,293
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	80,767	16,723
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	262,578	56,045
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	205,455	43,146
Ser. 18-1, IO, 4.50%, 1/20/48	288,345	55,455
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	187,272	35,056
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	517,201	99,558
Ser. 12-129, IO, 4.50%, 11/16/42	171,203	32,220
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	176,481	31,419
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	106,625	20,125
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	62,305	11,995
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	50,985	9,687
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	70,683	13,040
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	261,853	49,847
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	219,475	41,766
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	156,483	11,097
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	343,594	53,700
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	56,057	8,952
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	170,913	29,909
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	686,531	118,186
Ser. 14-104, IO, 4.00%, 3/20/42	195,618	24,019
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	322,753	35,168
IFB Ser. 13-182, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.70%), 3.686%, 12/20/43	137,111	14,096
Ser. 16-H24, Class KI, IO, 3.609%, 11/20/66(WAC)	442,863	21,278
IFB Ser. 11-156, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 3.586%, 4/20/38	417,701	48,955
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	1,729,366	304,813
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	90,838	10,415
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	109,171	14,563
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	56,806	6,442
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	31,060	3,688
Ser. 12-136, IO, 3.50%, 11/20/42	273,586	39,328
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	223,897	16,040
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	45,202	2,426
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	129,206	9,574
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	46,526	625
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.286%, 8/20/50	1,617,333	207,730
IFB Ser. 19-35, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.211%, 1/16/44	392,122	27,696
IFB Ser. 19-158, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.211%, 9/16/43	634,144	64,386
IFB Ser. 18-89, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.186%, 6/20/48	269,238	23,986
IFB Ser. 17-156, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.186%, 10/20/47	452,405	43,261
IFB Ser. 13-87, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.186%, 6/20/43	645,247	64,542
IFB Ser. 18-148, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.161%, 2/16/46	354,988	34,957
IFB Ser. 19-56, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.136%, 5/20/49	457,632	41,974
IFB Ser. 19-100, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 8/20/49	315,719	25,036
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 2/20/50	22,796	1,699
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 1/20/50	625,708	63,662
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 10/20/49	670,916	96,794
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 9/20/49	748,745	77,146
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	618,761	128,919
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	652,234	108,767
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	821,491	126,271
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	1,416,597	205,407
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	201,283	11,916
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 2.986%, 10/20/49	274,482	37,224
IFB Ser. 20-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 2.986%, 5/20/44	524,199	48,488
Ser. 17-H20, Class AI, IO, 2.779%, 10/20/67(WAC)	1,359,947	95,196
Ser. 16-H13, Class IK, IO, 2.647%, 6/20/66(WAC)	678,713	56,897
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	1,405,612	193,667
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	1,021,036	132,923
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	1,264,286	162,300
Ser. 16-H04, Class HI, IO, 2.377%, 7/20/65(WAC)	509,952	17,338
Ser. 17-H04, Class BI, IO, 2.353%, 2/20/67(WAC)	576,659	26,564
Ser. 16-H27, Class GI, IO, 2.33%, 12/20/66(WAC)	945,585	48,167
Ser. 16-H07, Class PI, IO, 2.272%, 3/20/66(WAC)	1,401,573	99,584
Ser. 17-H25, Class CI, IO, 2.228%, 12/20/67(WAC)	958,787	57,744
Ser. 18-H01, Class XI, IO, 2.185%, 1/20/68(WAC)	788,865	56,172
Ser. 16-H24, IO, 2.142%, 9/20/66(WAC)	637,681	47,199
Ser. 17-H25, IO, 2.134%, 11/20/67(WAC)	602,032	36,874
Ser. 15-H14, Class AI, IO, 2.129%, 6/20/65(WAC)	1,368,422	52,716
Ser. 15-H20, Class CI, IO, 2.123%, 8/20/65(WAC)	943,693	50,865
FRB Ser. 15-H16, Class XI, IO, 2.115%, 7/20/65(WAC)	524,659	23,452
Ser. 17-H06, Class MI, IO, 2.10%, 2/20/67(WAC)	949,811	38,226
Ser. 15-H24, Class HI, IO, 2.092%, 9/20/65(WAC)	253,666	4,812
Ser. 18-H02, Class IM, IO, 2.076%, 2/20/68(WAC)	538,312	35,297
FRB Ser. 16-H19, Class AI, IO, 2.076%, 9/20/66(WAC)	1,293,679	51,853
Ser. 16-H06, Class HI, IO, 2.065%, 2/20/66(WAC)	669,677	30,177
Ser. 17-H08, Class NI, IO, 2.02%, 3/20/67(WAC)	576,226	19,995
Ser. 17-H08, Class EI, IO, 2.015%, 2/20/67(WAC)	801,591	38,480
Ser. 17-H08, Class GI, IO, 1.919%, 2/20/67(WAC)	492,819	39,385
Ser. 17-H14, Class JI, IO, 1.88%, 6/20/67(WAC)	358,945	29,208
Ser. 17-H09, IO, 1.766%, 4/20/67(WAC)	565,797	18,137
Ser. 15-H23, Class TI, IO, 1.76%, 9/20/65(WAC)	678,965	34,695
Ser. 17-H14, Class LI, IO, 1.735%, 6/20/67(WAC)	476,974	26,600
Ser. 17-H10, Class MI, IO, 1.695%, 4/20/67(WAC)	645,750	19,889
Ser. 15-H13, Class AI, IO, 1.672%, 6/20/65(WAC)	754,339	28,227
Ser. 16-H06, Class DI, IO, 1.531%, 7/20/65(WAC)	883,409	17,854
Ser. 14-H25, Class BI, IO, 1.511%, 12/20/64(WAC)	719,817	24,028
Ser. 16-H23, Class NI, IO, 1.178%, 10/20/66(WAC)	1,123,952	37,652
FRB Ser. 11-H07, Class FI, IO, 1.077%, 2/20/61(WAC)	790,340	19,205
Ser. 16-H18, Class QI, IO, 1.023%, 6/20/66(WAC)	769,955	34,364
Ser. 15-H22, Class AI, IO, 1.017%, 9/20/65(WAC)	959,851	38,586
Ser. 16-H24, Class JI, IO, 0.962%, 11/20/66(WAC)	361,952	17,262
Ser. 15-H10, Class HI, IO, 0.641%, 4/20/65(WAC)	1,272,686	38,690
Ser. 17-H03, Class KI, IO, 0.614%, 1/20/67(WAC)	902,637	70,045
Ser. 15-H25, Class BI, IO, 0.592%, 10/20/65(WAC)	567,429	21,959
Ser. 16-H17, Class DI, IO, 0.489%, 7/20/66(WAC)	825,096	25,466
Ser. 16-H10, Class AI, IO, 0.268%, 4/20/66(WAC)	813,537	17,417
Ser. 14-H21, Class AI, IO, 0.203%, 10/20/64(WAC)	935,233	32,212
Ser. 16-H03, Class AI, IO, 0.125%, 1/20/66(WAC)	851,648	25,613
Ser. 16-H04, Class KI, IO, 0.043%, 2/20/66(WAC)	955,938	18,972
Ser. 15-H04, Class AI, IO, zero %, 12/20/64(WAC)	639,632	16,974

		11,435,713
Commercial mortgage-backed securities (32.5%)
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	201,000	142,187
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	111,000	76,850
Ser. 19-C3, Class D, 3.00%, 5/15/52	65,000	45,955
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	668	661
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.293%, 1/15/51(WAC)	47,000	38,059
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.187%, 4/10/51(WAC)	218,000	159,659
Ser. 19-B11, Class D, 3.00%, 5/15/52	115,000	79,533
Ser. 18-B1, Class E, 3.00%, 1/15/51(WAC)	108,000	52,515
Ser. 19-B13, Class D, 2.50%, 8/15/57	152,000	112,179
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	138,000	95,289
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	140,000	99,198
Ser. 19-CD8, Class D, 3.00%, 8/15/57	84,000	57,414
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC15, Class C, 5.335%, 9/10/46(WAC)	104,000	102,087
FRB Ser. 15-GC27, Class C, 4.565%, 2/10/48(WAC)	116,000	107,392
Citigroup Commercial Mortgage Trust 144A Ser. 15-P1, Class D, 3.225%, 9/15/48	209,000	173,390
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.458%, 5/15/45(WAC)	68,000	66,980
FRB Ser. 14-UBS2, Class C, 5.113%, 3/10/47(WAC)	61,000	58,247
FRB Ser. 14-CR16, Class C, 5.081%, 4/10/47(WAC)	166,000	157,311
FRB Ser. 13-CR13, Class C, 5.04%, 11/10/46(WAC)	99,000	94,618
FRB Ser. 18-COR3, Class C, 4.712%, 5/10/51(WAC)	67,000	58,076
FRB Ser. 14-CR21, Class C, 4.566%, 12/10/47(WAC)	67,000	60,720
FRB Ser. 15-CR23, Class C, 4.428%, 5/10/48(WAC)	72,000	67,220
FRB Ser. 15-CR26, Class D, 3.619%, 10/10/48(WAC)	165,000	137,277
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.425%, 8/10/46(WAC)	101,000	93,681
FRB Ser. 14-CR17, Class D, 5.007%, 5/10/47(WAC)	228,000	202,353
FRB Ser. 14-CR17, Class E, 5.007%, 5/10/47(WAC)	124,000	87,530
FRB Ser. 15-LC19, Class E, 4.356%, 2/10/48(WAC)	115,000	96,317
FRB Ser. 13-CR6, Class D, 4.221%, 3/10/46(WAC)	160,000	156,924
Ser. 17-COR2, Class D, 3.00%, 9/10/50	143,000	107,982
FRB Ser. 18-COR3, Class D, 2.962%, 5/10/51(WAC)	112,000	77,354
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 5.989%, 9/15/35	111,000	110,480
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.401%, 4/15/50(WAC)	124,000	108,402
FRB Ser. 15-C2, Class D, 4.317%, 6/15/57(WAC)	199,000	138,141
FRB Ser. 20-C19, Class C, 3.734%, 3/15/53(WAC)	113,000	88,710
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 5.08%, 11/15/51(WAC)	73,000	57,499
Ser. 19-C17, Class D, 2.50%, 9/15/52	123,000	78,421
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.541%, 8/10/44(WAC)	125,235	114,465
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 6.281%, 11/25/51	148,000	131,277
FREMF Mortgage Trust 144A FRB Ser. 19-KF65, Class B, (ICE LIBOR USD 1 Month + 2.40%), 4.953%, 7/25/29	113,526	106,250
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.541%, 2/10/46(WAC)	154,000	149,772
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.225%, 1/10/47(WAC)	155,000	106,950
FRB Ser. 14-GC22, Class C, 4.843%, 6/10/47(WAC)	68,000	64,633
FRB Ser. 15-GC30, Class C, 4.205%, 5/10/50(WAC)	40,000	36,113
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	292,000	205,306
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	139,000	137,253
FRB Ser. 13-GC13, Class D, 4.209%, 7/10/46(WAC)	105,000	43,904
Ser. 16-GS2, Class D, 2.753%, 5/10/49	67,000	52,418
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.699%, 9/15/47(WAC)	125,000	113,890
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.699%, 8/15/46(WAC)	229,000	135,492
FRB Ser. 14-C25, Class D, 4.084%, 11/15/47(WAC)	139,000	91,095
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	88,000	69,607
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.488%, 6/15/49(WAC)	157,000	99,193
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	121,846	110,010
FRB Ser. 13-C10, Class C, 4.357%, 12/15/47(WAC)	130,000	127,568
FRB Ser. 13-LC11, Class D, 4.303%, 4/15/46(WAC)	168,000	131,269
Ser. 13-LC11, Class B, 3.499%, 4/15/46	49,000	47,875
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 11-C3, Class D, 5.709%, 2/15/46(WAC)	145,000	107,896
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.677%, 10/15/48(WAC)	122,000	111,957
FRB Ser. 14-C16, Class B, 4.475%, 6/15/47(WAC)	114,000	109,756
FRB Ser. 15-C22, Class C, 4.342%, 4/15/48(WAC)	81,000	72,615
FRB Ser. 13-C9, Class C, 4.153%, 5/15/46(WAC)	58,000	55,262
Ser. 14-C19, Class C, 4.00%, 12/15/47	69,000	62,399
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.053%, 4/15/47(WAC)	180,000	168,041
FRB Ser. 15-C24, Class E, 4.476%, 5/15/48(WAC)	104,000	84,500
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50(WAC)	198,000	170,724
FRB Ser. 13-C10, Class F, 4.206%, 7/15/46(WAC)	141,000	31,403
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 5.025%, 7/15/51(WAC)	125,000	111,417
FRB Ser. 15-MS1, Class C, 4.158%, 5/15/48(WAC)	172,000	154,181
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.253%, 7/15/49(WAC)	148,000	131,350
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 6.334%, 10/25/49	435,095	412,558
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 3.939%, 8/9/37 (Cayman Islands)	99,619	94,662
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 5.531%, 6/25/37	88,833	87,619
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 6.268%, 1/19/37	109,000	108,183
UBS Commercial Mortgage Trust
FRB Ser. 18-C13, Class C, 5.092%, 10/15/51(WAC)	54,000	47,681
FRB Ser. 17-C3, Class C, 4.539%, 8/15/50(WAC)	202,000	164,904
Ser. 19-C17, Class C, 3.758%, 10/15/52(WAC)	151,000	129,783
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 6.66%, 5/10/45(WAC)	39,318	35,870
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	289,000	112,710
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.651%, 12/10/45(WAC)	109,000	105,971
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.663%, 1/10/45(WAC)	181,000	160,184
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 5.155%, 8/15/51(WAC)	51,000	44,995
FRB Ser. 16-NXS5, Class D, 5.148%, 1/15/59(WAC)	107,000	92,053
FRB Ser. 15-SG1, Class B, 4.602%, 9/15/48(WAC)	135,000	119,904
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	189,000	162,837
Ser. 19-C50, Class C, 4.345%, 5/15/52	59,000	48,870
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	49,000	39,803
Ser. 15-C31, Class D, 3.852%, 11/15/48	81,000	66,590
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.75%, 11/15/48(WAC)	118,000	84,165
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	198,000	171,602
Ser. 17-RB1, Class D, 3.401%, 3/15/50	107,000	81,182
Ser. 16-C33, Class D, 3.123%, 3/15/59	134,000	109,731
Ser. 20-C55, Class D, 2.50%, 2/15/53	66,000	43,953
Ser. 19-C54, Class D, 2.50%, 12/15/52	56,000	43,027
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	167,000	151,078
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class E, 5.203%, 3/15/46(WAC)	128,000	122,796
FRB Ser. 11-C4, Class C, 4.987%, 6/15/44(WAC)	87,590	81,485
FRB Ser. 12-C9, Class D, 4.978%, 11/15/45(WAC)	290,000	287,936
FRB Ser. 12-C7, Class D, 4.814%, 6/15/45(WAC)	122,000	44,118

		10,148,702
Residential mortgage-backed securities (non-agency) (19.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 3.274%, 5/25/47	400,064	236,691
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	274,347	258,653
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (ICE LIBOR USD 1 Month + 3.35%), 6.434%, 10/25/27 (Bermuda)	31,906	31,879
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (ICE LIBOR USD 1 Month + 0.24%), 3.564%, 6/25/36	474,778	456,920
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 3.264%, 11/25/47	144,614	125,969
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 3.027%, 4/25/37(WAC)	175,515	152,752
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 3.173%, 2/20/47	175,494	134,802
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (ICE LIBOR USD 1 Month + 0.18%), 3.264%, 6/25/47	236,706	220,808
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 5.934%, 1/25/30	182,000	164,485
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 11.884%, 3/25/28	246,733	248,380
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 8.084%, 12/25/28	161,904	169,772
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	50,000	45,087
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 15.334%, 2/25/49	50,000	56,176
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 14.084%, 10/25/48	413,000	454,870
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 13.834%, 1/25/49	32,000	34,105
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 13.781%, 10/25/50	56,000	67,650
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 13.584%, 3/25/49	114,000	119,601
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 13.084%, 8/25/50	65,000	73,032
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 13.084%, 7/25/50	64,000	71,221
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 10.834%, 9/25/48	431,000	420,764
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.65%), 7.734%, 1/25/49	95,000	95,994
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 7.334%, 10/25/48	144,000	148,545
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 6.184%, 3/25/50	29,074	29,466
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	59,397
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	70,000	61,534
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 14.834%, 10/25/28	154,841	167,755
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 9.084%, 9/25/28	22,049	22,917
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 8.784%, 4/25/28	30,086	31,150
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 8.384%, 10/25/28	40,508	41,899
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 7.534%, 5/25/30	158,000	161,983
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 7.334%, 1/25/31	46,000	46,997
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 7.234%, 2/25/30	200,000	204,623
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.10%), 7.184%, 3/25/31	59,000	58,426
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (ICE LIBOR USD 1 Month + 3.55%), 6.634%, 7/25/30	108,000	107,595
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (ICE LIBOR USD 1 Month + 4.35%), 7.434%, 7/25/31	47,000	47,148
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 7.184%, 7/25/39	86,130	86,129
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 6.781%, 1/25/42	35,000	30,909
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 6.734%, 2/25/40	79,000	78,246
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (ICE LIBOR USD 1 Month + 3.00%), 6.084%, 1/25/40	35,000	31,649
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 5.281%, 1/25/42	292,000	266,564
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (ICE LIBOR USD 1 Month + 0.32%), 3.404%, 11/25/36	79,001	70,260
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (ICE LIBOR USD 1 Month + 0.93%), 4.014%, 11/25/34	15,286	14,772
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.312%, 2/26/37	69,899	59,827
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 3.934%, 5/25/47	378,277	310,202
FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD 1 Month + 0.12%), 3.204%, 8/25/36	33,347	31,236
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	102,000	92,223
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (ICE LIBOR USD 1 Month + 0.92%), 4.004%, 7/25/45	67,308	60,470

		5,961,533

Total mortgage-backed securities (cost $30,963,955)		$27,545,948

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$183,248	$182,789
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 5.084%, 11/25/55	79,000	73,734

Total asset-backed securities (cost $258,397)		$256,523

PURCHASED SWAP OPTIONS OUTSTANDING (0.7%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.485	$3,009,000	$481
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-ICE/Feb-73	Feb-48/3.00	790,100	75,881
3.00/3 month USD-LIBOR-ICE/Apr-72	Apr-47/3.00	790,100	72,784
2.75/3 month USD-LIBOR-ICE/May-73	May-48/2.75	790,100	66,345

Total purchased swap options outstanding (cost $280,004)			$215,491

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Call)	Oct-22/$99.59	$2,854,218	$3,000,000	$3
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Call)	Oct-22/101.00	10,702,654	11,000,000	11

Total purchased options outstanding (cost $80,625)				$14

SHORT-TERM INVESTMENTS (20.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	589,560	$589,560
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(P)	Shares	290,000	290,000
U.S. Treasury Bills 2.802%, 11/15/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		$1,600,000	1,594,587
U.S. Treasury Bills 2.832%, 11/17/22(SEGSF)(SEGCCS)(SEGTBA)		1,100,000	1,096,081
U.S. Treasury Bills 2.807%, 11/8/22(SEGSF)(SEGCCS)		1,000,000	997,291
U.S. Treasury Bills 2.921%, 12/1/22(SEGCCS)(SEGTBA)		800,000	796,188
U.S. Treasury Bills 2.836%, 11/25/22(SEGSF)(SEGCCS)(SEGTBA)		600,000	597,515
U.S. Treasury Bills 2.911%, 11/22/22(SEGSF)(SEGCCS)(SEGTBA)		500,000	497,962

Total short-term investments (cost $6,458,653)			$6,459,184
TOTAL INVESTMENTS

Total investments (cost $84,145,238)			$78,802,184

FUTURES CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	181	$37,175,703	$37,175,703	Dec-22	$572,061

Unrealized appreciation					572,061

Unrealized (depreciation)					—

Total					$572,061

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/22 (premiums $1,774,274) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985	$3,009,000	$91,534
3.195/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	1,981,700	200,132
(3.195)/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	1,981,700	236,674
Citibank, N.A.
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	721,000	15,812
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	721,000	93,665
2.395/3 month USD-LIBOR-ICE/Nov-33	Nov-23/2.395	853,400	97,552
JPMorgan Chase Bank N.A.
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	574,100	3,582
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	2,042,400	51,734
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	574,100	58,386
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	2,042,400	130,857
Morgan Stanley & Co. International PLC
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00	790,100	19,555
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	891,000	32,664
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	891,000	33,822
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00	790,100	40,524
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75	790,100	45,502
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	891,000	72,260
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	891,000	73,730
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	47,500	537
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	94,900	33,757
UBS AG
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	836,400	14,863
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	836,400	111,150

Total			$1,458,292

WRITTEN OPTIONS OUTSTANDING at 9/30/22 (premiums $80,625) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Put)	Oct-22/$99.59	$2,854,218	$3,000,000	$133,101
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)	Oct-22/101.00	10,702,654	11,000,000	405,548

Total				$538,649

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	$10,869,900	$(125,004)	$329,358
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	10,869,900	(125,004)	(79,459)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	6,137,300	84,234	63,582
2.25/US SOFR/Jan-33 (Purchased)	Jan-23/2.25	5,838,800	(94,676)	(84,779)
2.245/US SOFR/Jan-33 (Purchased)	Jan-23/2.245	5,838,800	(95,184)	(85,422)
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415	3,929,400	83,009	(366,181)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	3,734,100	271,656	24,160
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	3,734,100	271,656	(30,769)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	3,068,600	(148,213)	(108,598)
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	2,900,900	12,220	8,035
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	2,900,900	12,220	(62,282)
(2.41)/US SOFR/Oct-32 (Written)	Oct-22/2.41	2,043,600	29,114	28,917
(2.42)/US SOFR/Oct-32 (Written)	Oct-22/2.42	2,043,600	29,056	28,856
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	1,534,300	23,935	17,982
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	1,478,700	115,486	3,608
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	1,478,700	115,486	(9,508)
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485	1,267,500	(76,494)	142,847
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	1,074,000	(52,825)	(38,438)
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46	908,300	128,343	(2,225)
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46	908,300	128,343	(20,391)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	90,834
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	(49,563)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	153,500	(23,543)	18,515
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	153,500	(23,543)	(11,147)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	2,648,900	(320,914)	148,656
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	2,648,900	(320,914)	(87,546)
Citibank, N.A.
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	5,358,000	(174,671)	284,510
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	5,358,000	(174,671)	(91,890)
1.999/US SOFR/Jan-33 (Purchased)	Jan-23/1.999	3,398,800	(25,151)	(23,214)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	3,281,900	(43,748)	77,781
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	3,281,900	(43,748)	(19,888)
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	3,281,900	24,877	23,564
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	3,281,900	24,877	(166,031)
(2.842)/US SOFR/Nov-32 (Written)	Nov-22/2.842	2,853,400	25,110	21,201
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,951,300	(153,665)	89,272
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,951,300	(153,665)	(49,446)
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	16,130
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	961
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	1,428,900	(17,290)	(370)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,062,800	(78,488)	60,069
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,062,800	(78,488)	(26,634)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	525,200	(38,825)	90,424
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	525,200	(38,825)	(36,838)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	515,900	(38,925)	89,080
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	515,900	(38,925)	(37,031)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	273,900	(20,501)	46,169
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	273,900	(20,501)	(19,452)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	6,008
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(16,147)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	229,400	(16,712)	10,236
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	229,400	(16,712)	(4,645)
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	144,400	(4,588)	28,045
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	144,400	(4,588)	(4,564)
Goldman Sachs International
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41	1,868,900	27,286	(187,058)
(2.544)/US SOFR/Nov-32 (Purchased)	Nov-22/2.544	1,865,200	(38,237)	118,925
2.544/US SOFR/Nov-32 (Purchased)	Nov-22/2.544	1,865,200	(38,237)	(37,491)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07	1,858,800	38,477	(221,141)
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	313,700	(46,898)	42,375
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	313,700	(28,766)	(19,368)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	4,036
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(9,596)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	1,709,200	36,470	27,757
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	1,709,200	36,470	(109,355)
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	44,306
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	(16,915)
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	32,596
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	(12,525)
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	18,746
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	(53,676)
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	36,768
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	(22,327)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	263,500	15,573	7,821
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	263,500	15,573	(20,292)
Morgan Stanley & Co. International PLC
2.1075/US SOFR/Jan-33 (Purchased)	Jan-23/2.1075	5,838,800	(87,874)	(80,634)
2.195/US SOFR/Jan-33 (Purchased)	Jan-23/2.195	5,838,800	(92,691)	(83,787)
(2.94)/US SOFR/Aug-37 (Written)	Aug-27/2.94	3,307,700	225,585	20,872
2.94/US SOFR/Aug-37 (Written)	Aug-27/2.94	3,307,700	222,939	(59,638)
(2.36)/US SOFR/Oct-32 (Written)	Oct-22/2.36	2,043,600	28,917	28,713
(2.27375)/US SOFR/Oct-32 (Written)	Oct-22/2.27375	2,043,600	27,435	27,282
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	5,361
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	(13,701)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(2,095)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(2,331)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	32,929
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	(11,217)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	155,600	20,461	10,698
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	155,600	20,461	(15,288)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	7,227
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	(2,851)
UBS AG
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	31,977
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	(7,082)
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	19,171
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	(5,618)
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	59,638
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	(10,485)
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	405,600	10,779	8,372
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	405,600	10,779	(36,545)
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	32,314
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	(9,517)
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	180,100	(16,254)	38,169
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	180,100	(16,254)	(15,952)

Unrealized appreciation				2,404,853

Unrealized (depreciation)				(2,598,943)

Total				$(194,090)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/22 (proceeds receivable $5,604,180) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 10/1/52	$1,000,000	10/13/22	$926,875
Uniform Mortgage-Backed Securities, 3.50%, 10/1/52	3,000,000	10/13/22	2,697,656
Uniform Mortgage-Backed Securities, 3.00%, 10/1/52	2,000,000	10/13/22	1,738,749

Total			$5,363,280

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$951,100	$181,755		$39,839	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(143,161)
		1,782,000	76,323		86	12/23/23	0.695% — Annually	US SOFR — Annually	79,614
		1,612,000	174,402		139	12/23/26	1.085% — Annually	US SOFR — Annually	171,883
		2,512,000	446,960		(654)	12/23/31	US SOFR — Annually	1.285% — Annually	(463,252)
		736,000	226,084		(1,311)	12/23/51	US SOFR — Annually	1.437% — Annually	(224,151)
		3,647,000	156,128		(371)	12/24/23	0.697% — Annually	US SOFR — Annually	161,085
		189,000	20,376		12	12/24/26	US SOFR — Annually	1.096% — Annually	(19,845)
		5,228,000	930,375		(2,334)	12/24/31	1.285% — Annually	US SOFR — Annually	911,684
		847,000	260,495		(458)	12/24/51	1.435% — Annually	US SOFR — Annually	256,071
		129,000	37,504		(21)	12/31/51	1.525% — Annually	US SOFR — Annually	36,770
		308,000	32,854		(41)	12/31/26	US SOFR — Annually	1.135% — Annually	(32,062)
		159,400	7,893	(E)	(4)	1/15/47	1.724% — Annually	US SOFR — Annually	7,890
		460,000	120,566		(16)	1/21/52	1.679% — Annually	US SOFR — Annually	117,619
		309,000	84,045		(11)	1/19/52	US SOFR — Annually	1.626% — Annually	(82,393)
		1,099,000	293,114		(37)	2/1/52	1.6545% — Annually	US SOFR — Annually	286,478
		897,600	55,391	(E)	(31)	2/13/57	1.68% — Annually	US SOFR — Annually	55,360
		1,269,700	289,847		(43)	2/24/52	US SOFR — Annually	1.86% — Annually	(282,002)
		13,000	3,193		—	2/29/52	1.7674% — Annually	US SOFR — Annually	3,130
		64,000	9,197		(1)	2/29/32	US SOFR — Annually	1.75% — Annually	(8,853)
		123,000	10,833		(1)	2/28/27	1.675% — Annually	US SOFR — Annually	10,213
		299,000	11,431		(1)	2/29/24	US SOFR — Annually	1.47709% — Annually	(10,281)
		388,900	57,962		(5)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(58,275)
		1,230,000	196,898		(16)	3/9/32	1.5475% — Annually	US SOFR — Annually	191,695
		1,275,000	204,714		(17)	3/9/32	1.5415% — Annually	US SOFR — Annually	199,599
		672,000	97,527		(9)	3/11/32	1.737% — Annually	US SOFR — Annually	94,611
		886,000	23,727		(3)	4/7/24	2.45% — Annually	US SOFR — Annually	17,694
		806,000	46,023		(7)	4/7/27	2.469% — Annually	US SOFR — Annually	40,688
		686,000	67,605		(9)	4/7/23	2.3305% — Annually	US SOFR — Annually	63,576
		41,000	7,500		(1)	4/7/52	2.1015% — Annually	US SOFR — Annually	7,272
		574,000	79,310		(20)	4/14/52	US SOFR — Annually	2.3395% — Annually	(75,242)
		123,000	10,504		(2)	4/14/32	US SOFR — Annually	2.4965% — Annually	(9,549)
		599,000	33,951		(5)	4/14/27	2.483% — Annually	US SOFR — Annually	29,931
		337,000	9,352		(1)	4/14/24	2.405% — Annually	US SOFR — Annually	6,923
		2,643,300	128,649		(25)	5/2/27	US SOFR — Annually	2.685% — Annually	(110,318)
		4,758,800	126,584		(18)	5/25/24	2.5945% — Annually	US SOFR — Annually	108,464
		739,000	79,443		(25)	5/25/52	US SOFR — Annually	2.501% — Annually	(76,401)
		2,069,000	134,692		(27)	6/7/32	US SOFR — Annually	2.7565% — Annually	(124,688)
		376,000	31,810		(13)	6/7/52	US SOFR — Annually	2.622% — Annually	(30,465)
		4,902,500	291,993		(65)	6/8/32	US SOFR — Annually	2.825% — Annually	(272,861)
		503,600	98,857		(63,209)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	32,911
		1,371,000	31,835		(5)	6/10/24	US SOFR — Annually	2.833% — Annually	(26,096)
		1,143,000	50,646		(9)	6/10/27	2.8025% — Annually	US SOFR — Annually	45,983
		6,851,500	103,800		(26)	6/15/24	US SOFR — Annually	3.3385% — Annually	(68,869)
		3,686,000	103,429		(30)	6/15/27	3.185% — Annually	US SOFR — Annually	86,133
		765,400	43,505	(E)	(11)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	43,495
		463,000	43,022		(16)	7/8/52	US SOFR — Annually	2.5765% — Annually	(42,107)
		811,000	55,286		(11)	7/15/32	US SOFR — Annually	2.723% — Annually	(53,472)
		243,500	22,261		(8)	8/22/52	2.5823% — Annually	US SOFR — Annually	22,008
		1,255,300	102,219	(E)	(18)	1/31/33	2.545% — Annually	US SOFR — Annually	102,201
		1,255,300	101,692	(E)	(18)	1/31/33	2.55% — Annually	US SOFR — Annually	101,674
		1,182,400	101,107	(E)	(17)	2/1/33	2.495% — Annually	US SOFR — Annually	101,090
		1,777,000	164,550		(24)	8/2/32	US SOFR — Annually	2.4275% — Annually	(164,317)
		1,156,100	107,182	(E)	(16)	2/1/33	2.4075% — Annually	US SOFR — Annually	107,166
		290,300	9,246	(E)	(6)	4/1/42	US SOFR — Annually	2.63% — Annually	(9,252)
		201,900	14,583	(E)	(3)	3/24/35	US SOFR — Annually	2.39% — Annually	(14,586)
		345,800	36,019		(10)	8/10/42	2.645% — Annually	US SOFR — Annually	35,886
		586,200	64,400		(1,307)	8/10/42	US SOFR — Annually	2.605% — Annually	(65,462)
		240,400	26,874		(7)	8/10/42	2.5915% — Annually	US SOFR — Annually	26,755
		1,312,000	64,564	(E)	(12)	2/6/29	2.40% — Annually	US SOFR — Annually	64,551
		1,956,000	151,649		(26)	8/16/32	US SOFR — Annually	2.613% — Annually	(150,803)
		236,300	2,075	(E)	(5)	1/15/47	2.49% — Annually	US SOFR — Annually	2,069
		56,000	3,291		(1)	8/25/32	US SOFR — Annually	2.8415% — Annually	(3,258)
		193,000	8,164	(E)	(3)	2/21/35	2.785% — Annually	US SOFR — Annually	8,161
		2,831,900	42,252		(11)	9/6/24	US SOFR — Annually	3.413% — Annually	(40,126)
		1,176,300	16,398	(E)	(7)	1/15/27	US SOFR — Annually	2.73% — Annually	(16,404)
		1,315,200	55,488		(17)	9/13/32	3.043% — Annually	US SOFR — Annually	54,860
		120,300	1,332	(E)	(2)	1/15/42	2.9825% — Annually	US SOFR — Annually	1,329
		420,000	12,520		(14)	9/26/52	2.905% — Annually	US SOFR — Annually	12,406
		2,182,000	34,585		(21)	9/26/27	US SOFR — Annually	3.465% — Annually	(33,918)
		209,000	5,401		(3)	9/19/32	3.24% — Annually	US SOFR — Annually	5,325
		3,986,000	3,229	(E)	(4,079)	12/21/24	4.20% — Annually	US SOFR — Annually	(850)
		9,131,000	4,748	(E)	19,295	12/21/27	3.80% — Annually	US SOFR — Annually	24,043
		3,836,000	46,301	(E)	(18,021)	12/21/32	3.40% — Annually	US SOFR — Annually	28,280
		926,000	8,778	(E)	7,651	12/21/52	3.00% — Annually	US SOFR — Annually	16,429
		351,000	2,552	(E)	(12)	2/13/57	2.40% — Annually	US SOFR — Annually	(2,564)
		1,067,000	19,814		(14)	9/23/32	3.3275% — Annually	US SOFR — Annually	19,590
		94,039	1,530		(3)	9/28/52	2.976% — Annually	US SOFR — Annually	1,504
		387,500	302		(13)	9/29/52	3.0575% — Annually	US SOFR — Annually	223
		387,500	81		(13)	9/29/52	3.0605% — Annually	US SOFR — Annually	2
		132,000	284		(1)	9/29/24	4.321% — Annually	US SOFR — Annually	(316)
		1,325,000	13,277		(17)	9/29/32	3.67061% — Annually	US SOFR — Annually	(13,564)
		158,000	68		(1)	9/30/24	US SOFR — Annually	4.185% — Annually	(50)
		365,000	843		(5)	9/30/32	US SOFR — Annually	3.5225% — Annually	(812)
		701,500	4,097		(6)	9/30/27	US SOFR — Annually	3.6865% — Annually	(4,031)
		701,500	4,160		(6)	9/30/27	US SOFR — Annually	3.6845% — Annually	(4,094)
		1,103,000	1,732		(4)	9/30/24	4.1255% — Annually	US SOFR — Annually	1,692
		832,000	4,692		(11)	9/30/32	3.4825% — Annually	US SOFR — Annually	4,670
		649,000	3,089		(9)	9/30/32	3.493% — Annually	US SOFR — Annually	3,071
		1,419,000	28		(5)	10/3/24	4.212% — Annually	US SOFR — Annually	(34)
		331,500	1,946		(11)	10/3/52	US SOFR — Annually	3.0305% — Annually	(1,957)
		1,419,000	71		(5)	10/3/24	4.2085% — Annually	US SOFR — Annually	66
		331,500	2,480		(11)	10/3/52	US SOFR — Annually	3.022% — Annually	(2,491)
		320,000	314		(1)	10/3/24	US SOFR — Annually	4.16% — Annually	(315)
		310,000	1,200		(4)	10/3/32	US SOFR — Annually	3.504% — Annually	(1,204)
		512,000	1,833		(4)	10/4/27	3.7375% — Annually	US SOFR — Annually	1,829
		560,000	4,200		(7)	10/4/32	US SOFR — Annually	3.4605% — Annually	(4,207)
		342,000	2,209		(5)	10/4/23	US SOFR — Annually	3.473% — Annually	(2,214)
		285,800	1,229	(E)	(4)	10/3/33	3.394% — Annually	US SOFR — Annually	1,225
		1,562,000	4,702		(11)	10/4/27	3.75% — Annually	US SOFR — Annually	4,689
		548,000	228		(4)	10/4/27	3.826% — Annually	US SOFR — Annually	(232)

	Total				$(25,741)				$1,068,162
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	$151	$629	$64	5/11/63	200 bp — Monthly	$87
	CMBX NA A.6 Index	A-/P	364	1,886	192	5/11/63	200 bp — Monthly	172
	CMBX NA A.6 Index	A-/P	1,667	8,801	898	5/11/63	200 bp — Monthly	772
	CMBX NA A.6 Index	A-/P	1,791	9,430	962	5/11/63	200 bp — Monthly	832
	CMBX NA A.6 Index	A-/P	1,903	9,430	962	5/11/63	200 bp — Monthly	944
	CMBX NA A.6 Index	A-/P	11,341	59,721	6,092	5/11/63	200 bp — Monthly	5,269
	CMBX NA A.6 Index	A-/P	15,540	69,780	7,118	5/11/63	200 bp — Monthly	8,446
	CMBX NA BB.11 Index	BB-/P	12,430	22,000	4,893	11/18/54	500 bp — Monthly	7,556
	CMBX NA BB.13 Index	BB-/P	1,276	14,000	3,805	12/16/72	500 bp — Monthly	(2,517)
	CMBX NA BB.13 Index	BB-/P	4,899	49,000	13,318	12/16/72	500 bp — Monthly	(8,379)
	CMBX NA BB.13 Index	BB-/P	5,103	56,000	15,221	12/16/72	500 bp — Monthly	(10,071)
	CMBX NA BB.13 Index	BB-/P	8,871	94,000	25,549	12/16/72	500 bp — Monthly	(16,600)
	CMBX NA BB.14 Index	BB/P	10,087	92,000	22,586	12/16/72	500 bp — Monthly	(12,422)
	CMBX NA BB.6 Index	CCC+/P	38,463	72,938	29,263	5/11/63	500 bp — Monthly	9,262
	CMBX NA BB.9 Index	B/P	1,425	7,000	2,284	9/17/58	500 bp — Monthly	(853)
	CMBX NA BB.9 Index	B/P	5,611	10,000	3,263	9/17/58	500 bp — Monthly	2,356
	CMBX NA BB.9 Index	B/P	13,070	64,000	20,883	9/17/58	500 bp — Monthly	(7,760)
	CMBX NA BBB-.10 Index	BB+/P	5,211	42,000	7,812	11/17/59	300 bp — Monthly	(2,580)
	CMBX NA BBB-.10 Index	BB+/P	6,982	64,000	11,904	11/17/59	300 bp — Monthly	(4,890)
	CMBX NA BBB-.11 Index	BBB-/P	4,385	70,000	11,438	11/18/54	300 bp — Monthly	(7,018)
	CMBX NA BBB-.12 Index	BBB-/P	1,210	29,000	5,307	8/17/61	300 bp — Monthly	(4,083)
	CMBX NA BBB-.12 Index	BBB-/P	4,597	78,000	14,274	8/17/61	300 bp — Monthly	(9,638)
	CMBX NA BBB-.13 Index	BBB-/P	614	7,000	1,391	12/16/72	300 bp — Monthly	(774)
	CMBX NA BBB-.13 Index	BBB-/P	8,094	86,000	17,088	12/16/72	300 bp — Monthly	(8,952)
	CMBX NA BBB-.13 Index	BBB-/P	20,227	110,000	21,857	12/16/72	300 bp — Monthly	(1,575)
	CMBX NA BBB-.14 Index	BBB-/P	89	2,000	408	12/16/72	300 bp — Monthly	(319)
	CMBX NA BBB-.14 Index	BBB-/P	824	22,000	4,492	12/16/72	300 bp — Monthly	(3,657)
	CMBX NA BBB-.14 Index	BBB-/P	980	24,000	4,901	12/16/72	300 bp — Monthly	(3,908)
	CMBX NA BBB-.14 Index	BBB-/P	966	31,000	6,330	12/16/72	300 bp — Monthly	(5,349)
	CMBX NA BBB-.14 Index	BBB-/P	4,328	141,000	28,792	12/16/72	300 bp — Monthly	(24,394)
	CMBX NA BBB-.14 Index	BBB-/P	9,737	298,000	60,852	12/16/72	300 bp — Monthly	(50,965)
	CMBX NA BBB-.15 Index	BBB-/P	6,372	61,000	12,895	11/18/64	300 bp — Monthly	(6,493)
	CMBX NA BBB-.15Index	BBB-/P	8,326	49,000	10,359	11/18/64	300 bp — Monthly	(2,008)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	2,541	19,000	6,335	1/17/47	500 bp — Monthly	(3,777)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(34)	2,000	183	12/16/72	200 bp — Monthly	(216)
	CMBX NA A.14 Index	A-/P	(211)	12,000	1,097	12/16/72	200 bp — Monthly	(1,304)
	CMBX NA A.14 Index	A-/P	12,081	210,000	19,194	12/16/72	200 bp — Monthly	(7,043)
	CMBX NA A.7 Index	BBB+/P	(54)	37,000	2,050	1/17/47	200 bp — Monthly	(2,091)
	CMBX NA BB.14 Index	BB/P	11,521	74,000	18,167	12/16/72	500 bp — Monthly	(6,585)
	CMBX NA BB.14 Index	BB/P	13,001	103,000	25,287	12/16/72	500 bp — Monthly	(12,200)
	CMBX NA BB.6 Index	CCC+/P	556	3,039	1,219	5/11/63	500 bp — Monthly	(660)
	CMBX NA BB.6 Index	CCC+/P	52,374	120,804	48,467	5/11/63	500 bp — Monthly	4,009
	CMBX NA BB.6 Index	CCC+/P	106,448	237,050	95,104	5/11/63	500 bp — Monthly	11,544
	CMBX NA BB.7 Index	B-/P	4,751	14,000	4,668	1/17/47	500 bp — Monthly	95
	CMBX NA BB.7 Index	B-/P	6,389	19,000	6,335	1/17/47	500 bp — Monthly	70
	CMBX NA BB.7 Index	B-/P	7,560	24,000	8,002	1/17/47	500 bp — Monthly	(422)
	CMBX NA BBB-.14 Index	BBB-/P	18,687	123,000	25,117	12/16/72	300 bp — Monthly	(6,368)
	CMBX NA BBB-.15 Index	BBB-/P	1,305	21,000	4,439	11/18/64	300 bp — Monthly	(3,124)
	CMBX NA BBB-.6 Index	B+/P	717	10,053	2,259	5/11/63	300 bp — Monthly	(1,536)
	CMBX NA BBB-.6 Index	B+/P	2,424	34,466	7,744	5/11/63	300 bp — Monthly	(5,303)
	CMBX NA BBB-.6 Index	B+/P	6,787	36,620	8,228	5/11/63	300 bp — Monthly	(1,423)
	CMBX NA BBB-.6 Index	B+/P	28,606	192,434	43,240	5/11/63	300 bp — Monthly	(14,535)
	CMBX NA BBB-.6 Index	B+/P	31,021	221,873	49,855	5/11/63	300 bp — Monthly	(18,721)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	484	6,000	521	12/16/72	200 bp — Monthly	(36)
	CMBX NA BB.10 Index	B+/P	2,006	25,000	8,320	5/11/63	500 bp — Monthly	(6,293)
	CMBX NA BB.7 Index	B-/P	1,370	4,000	1,334	1/17/47	500 bp — Monthly	40
	CMBX NA BB.7 Index	B-/P	30,848	63,000	21,004	1/17/47	500 bp — Monthly	9,897
	CMBX NA BBB-.12 Index	BBB-/P	1,442	12,000	2,196	8/17/61	300 bp — Monthly	(748)
	CMBX NA BBB-.13 Index	BBB-/P	1,718	13,000	2,583	12/16/72	300 bp — Monthly	(858)
	CMBX NA BBB-.8 Index	BB/P	6,549	42,000	7,266	10/17/57	300 bp — Monthly	(696)
	Merrill Lynch International
	CMBX NA A.15 Index	A-/P	114	7,000	688	11/18/64	200 bp — Monthly	(572)
	CMBX NA A.15 Index	A-/P	187	14,000	1,376	11/18/64	200 bp — Monthly	(1,185)
	CMBX NA A.15 Index	A-/P	190	16,000	1,573	11/18/64	200 bp — Monthly	(1,378)
	CMBX NA BB.6 Index	CCC+/P	335	2,279	914	5/11/63	500 bp — Monthly	(577)
	CMBX NA BB.7 Index	B-/P	1,452	12,000	4,001	1/17/47	500 bp — Monthly	(2,539)
	Morgan Stanley & Co. International PLC
	CMBX NA A.14 Index	A-/P	(240)	15,000	1,371	12/16/72	200 bp — Monthly	(1,606)
	CMBX NA A.14 Index	A-/P	(94)	16,000	1,462	12/16/72	200 bp — Monthly	(1,551)
	CMBX NA A.14 Index	A-/P	(267)	24,000	2,194	12/16/72	200 bp — Monthly	(2,453)
	CMBX NA A.14 Index	A-/P	(405)	26,000	2,376	12/16/72	200 bp — Monthly	(2,773)
	CMBX NA A.14 Index	A-/P	(386)	26,000	2,376	12/16/72	200 bp — Monthly	(2,753)
	CMBX NA A.14 Index	A-/P	(405)	26,000	2,376	12/16/72	200 bp — Monthly	(2,773)
	CMBX NA A.14 Index	A-/P	(549)	39,000	3,565	12/16/72	200 bp — Monthly	(4,101)
	CMBX NA A.14 Index	A-/P	805	63,000	5,758	12/16/72	200 bp — Monthly	(4,932)
	CMBX NA A.7 Index	BBB+/P	(2)	2,000	111	1/17/47	200 bp — Monthly	(112)
	CMBX NA A.7 Index	BBB+/P	(5)	11,000	609	1/17/47	200 bp — Monthly	(611)
	CMBX NA A.7 Index	BBB+/P	656	135,000	7,479	1/17/47	200 bp — Monthly	(6,778)
	CMBX NA BB.13 Index	BB-/P	184	2,000	544	12/16/72	500 bp — Monthly	(358)
	CMBX NA BB.13 Index	BB-/P	275	3,000	815	12/16/72	500 bp — Monthly	(538)
	CMBX NA BB.13 Index	BB-/P	372	4,000	1,087	12/16/72	500 bp — Monthly	(712)
	CMBX NA BB.13 Index	BB-/P	1,793	19,000	5,164	12/16/72	500 bp — Monthly	(3,355)
	CMBX NA BB.13 Index	BB-/P	4,636	25,000	6,795	12/16/72	500 bp — Monthly	(2,138)
	CMBX NA BB.13 Index	BB-/P	4,374	48,000	13,046	12/16/72	500 bp — Monthly	(8,633)
	CMBX NA BB.13 Index	BB-/P	5,634	61,000	16,580	12/16/72	500 bp — Monthly	(10,895)
	CMBX NA BB.14 Index	BB/P	1,591	13,000	3,192	12/16/72	500 bp — Monthly	(1,590)
	CMBX NA BB.6 Index	CCC+/P	20,005	44,067	17,680	5/11/63	500 bp — Monthly	2,363
	CMBX NA BB.6 Index	CCC+/P	36,496	65,341	26,215	5/11/63	500 bp — Monthly	10,337
	CMBX NA BB.6 Index	CCC+/P	136,920	247,687	99,372	5/11/63	500 bp — Monthly	37,758
	CMBX NA BB.7 Index	B-/P	11,747	35,000	11,669	1/17/47	500 bp — Monthly	107
	CMBX NA BBB-.12 Index	BBB-/P	3,418	58,000	10,614	8/17/61	300 bp — Monthly	(7,167)
	CMBX NA BBB-.12 Index	BBB-/P	4,852	113,000	20,679	8/17/61	300 bp — Monthly	(15,771)
	CMBX NA BBB-.15 Index	BBB-/P	918	10,000	2,114	11/18/64	300 bp — Monthly	(1,191)
	CMBX NA BBB-.15 Index	BBB-/P	17,974	114,000	24,100	11/18/64	300 bp — Monthly	(6,069)
	CMBX NA BBB-.7 Index	BB-/P	74	1,000	203	1/17/47	300 bp — Monthly	(128)
	CMBX NA BBB-.7 Index	BB-/P	23,003	338,000	68,513	1/17/47	300 bp — Monthly	(45,341)
	CMBX NA BBB-.9 Index	BB+/P	194	2,000	390	9/17/58	300 bp — Monthly	(195)

Upfront premium received			846,319		Unrealized appreciation			111,916

Upfront premium (paid)			(2,652)		Unrealized (depreciation)			(429,919)

	Total		$843,667				Total	$(318,003)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(22,695)	$89,000	$29,619	11/17/59	(500 bp) — Monthly	$6,850
	CMBX NA BB.10 Index	(6,028)	25,000	8,320	11/17/59	(500 bp) — Monthly	2,272
	CMBX NA BB.10 Index	(1,252)	12,000	3,994	11/17/59	(500 bp) — Monthly	2,731
	CMBX NA BB.10 Index	(987)	9,000	2,995	11/17/59	(500 bp) — Monthly	2,001
	CMBX NA BB.11 Index	(357)	7,000	1,557	11/18/54	(500 bp) — Monthly	1,194
	CMBX NA BB.11 Index	(505)	7,000	1,557	11/18/54	(500 bp) — Monthly	1,046
	CMBX NA BB.11 Index	(363)	7,000	1,557	11/18/54	(500 bp) — Monthly	1,188
	CMBX NA BB.7 Index	(9,339)	183,000	61,012	1/17/47	(500 bp) — Monthly	51,521
	CMBX NA BB.7 Index	(808)	12,000	4,001	1/17/47	(500 bp) — Monthly	3,183
	CMBX NA BB.8 Index	(12,059)	33,821	12,690	10/17/57	(500 bp) — Monthly	602
	CMBX NA BB.8 Index	(2,980)	23,192	8,701	10/17/57	(500 bp) — Monthly	5,702
	CMBX NA BBB-.10 Index	(30,261)	176,000	32,736	11/17/59	(300 bp) — Monthly	2,387
	CMBX NA BBB-.10 Index	(17,178)	74,000	13,764	11/17/59	(300 bp) — Monthly	(3,451)
	CMBX NA BBB-.10 Index	(12,167)	51,000	9,486	11/17/59	(300 bp) — Monthly	(2,707)
	CMBX NA BBB-.10 Index	(6,246)	49,000	9,114	11/17/59	(300 bp) — Monthly	2,843
	CMBX NA BBB-.10 Index	(8,077)	37,000	6,882	11/17/59	(300 bp) — Monthly	(1,213)
	CMBX NA BBB-.10 Index	(7,182)	33,000	6,138	11/17/59	(300 bp) — Monthly	(1,060)
	CMBX NA BBB-.10 Index	(1,657)	13,000	2,418	11/17/59	(300 bp) — Monthly	754
	CMBX NA BBB-.10 Index	(1,101)	9,000	1,674	11/17/59	(300 bp) — Monthly	568
	CMBX NA BBB-.11 Index	(9,616)	30,000	4,902	11/18/54	(300 bp) — Monthly	(4,729)
	CMBX NA BBB-.11 Index	(3,680)	25,000	4,085	11/18/54	(300 bp) — Monthly	393
	CMBX NA BBB-.12 Index	(12,736)	185,000	33,855	8/17/61	(300 bp) — Monthly	21,026
	CMBX NA BBB-.12 Index	(21,043)	63,000	11,529	8/17/61	(300 bp) — Monthly	(9,546)
	CMBX NA BBB-.12 Index	(16,684)	48,000	8,784	8/17/61	(300 bp) — Monthly	(7,924)
	CMBX NA BBB-.12 Index	(8,800)	39,000	7,137	8/17/61	(300 bp) — Monthly	(1,682)
	CMBX NA BBB-.12 Index	(11,951)	34,000	6,222	8/17/61	(300 bp) — Monthly	(5,746)
	CMBX NA BBB-.12 Index	(2,116)	31,000	5,673	8/17/61	(300 bp) — Monthly	3,542
	CMBX NA BBB-.6 Index	(28,285)	108,424	24,363	5/11/63	(300 bp) — Monthly	(3,978)
	CMBX NA BBB-.7 Index	(4,375)	20,000	4,054	1/17/47	(300 bp) — Monthly	(331)
	CMBX NA BBB-.8 Index	(22,031)	141,000	24,393	10/17/57	(300 bp) — Monthly	2,291
	CMBX NA BBB-.8 Index	(17,100)	114,000	19,722	10/17/57	(300 bp) — Monthly	2,565
	CMBX NA BBB-.8 Index	(14,226)	90,000	15,570	10/17/57	(300 bp) — Monthly	1,299
	CMBX NA BBB-.8 Index	(14,282)	90,000	15,570	10/17/57	(300 bp) — Monthly	1,243
	CMBX NA BBB-.8 Index	(11,516)	83,000	14,359	10/17/57	(300 bp) — Monthly	2,801
	CMBX NA BBB-.8 Index	(10,955)	70,000	12,110	10/17/57	(300 bp) — Monthly	1,120
	CMBX NA BBB-.8 Index	(6,298)	44,000	7,612	10/17/57	(300 bp) — Monthly	1,293
	CMBX NA BBB-.8 Index	(5,828)	42,000	7,266	10/17/57	(300 bp) — Monthly	1,418
	CMBX NA BBB-.8 Index	(3,728)	28,000	4,844	10/17/57	(300 bp) — Monthly	1,103
	CMBX NA BBB-.9 Index	(1,183)	5,000	976	9/17/58	(300 bp) — Monthly	(210)
	Credit Suisse International
	CMBX NA BB.10 Index	(2,854)	24,000	7,987	11/17/59	(500 bp) — Monthly	5,113
	CMBX NA BB.10 Index	(3,202)	24,000	7,987	11/17/59	(500 bp) — Monthly	4,765
	CMBX NA BB.10 Index	(1,616)	13,000	4,326	11/17/59	(500 bp) — Monthly	2,700
	Goldman Sachs International
	CMBX NA A.6 Index	(4,583)	29,546	3,014	5/11/63	(200 bp) — Monthly	(1,579)
	CMBX NA A.6 Index	(1,482)	10,687	1,090	5/11/63	(200 bp) — Monthly	(396)
	CMBX NA A.6 Index	(1,031)	7,544	769	5/11/63	(200 bp) — Monthly	(264)
	CMBX NA A.6 Index	(629)	5,029	513	5/11/63	(200 bp) — Monthly	(118)
	CMBX NA A.6 Index	(333)	2,515	256	5/11/63	(200 bp) — Monthly	(78)
	CMBX NA A.6 Index	(248)	1,886	192	5/11/63	(200 bp) — Monthly	(56)
	CMBX NA A.6 Index	(244)	1,886	192	5/11/63	(200 bp) — Monthly	(52)
	CMBX NA A.6 Index	(193)	1,257	128	5/11/63	(200 bp) — Monthly	(65)
	CMBX NA A.6 Index	(163)	1,257	128	5/11/63	(200 bp) — Monthly	(36)
	CMBX NA A.6 Index	(165)	1,257	128	5/11/63	(200 bp) — Monthly	(37)
	CMBX NA A.6 Index	(66)	629	64	5/11/63	(200 bp) — Monthly	(2)
	CMBX NA BB.8 Index	(6,660)	18,360	6,889	10/17/57	(500 bp) — Monthly	213
	CMBX NA BB.8 Index	(5,039)	13,528	5,076	10/17/57	(500 bp) — Monthly	25
	CMBX NA BB.8 Index	(4,424)	12,562	4,713	10/17/57	(500 bp) — Monthly	279
	CMBX NA BB.8 Index	(3,862)	10,629	3,988	10/17/57	(500 bp) — Monthly	117
	CMBX NA BB.8 Index	(906)	7,731	2,900	10/17/57	(500 bp) — Monthly	1,988
	CMBX NA BBB-.10 Index	(3,500)	16,000	2,976	11/17/59	(300 bp) — Monthly	(532)
	CMBX NA BBB-.6 Index	(39,785)	104,833	23,556	5/11/63	(300 bp) — Monthly	(16,282)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(162)	1,257	128	5/11/63	(200 bp) — Monthly	(34)
	CMBX NA A.6 Index	(81)	629	64	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA BB.11 Index	(5,148)	7,598	3,048	5/11/63	(500 bp) — Monthly	(2,106)
	CMBX NA BB.11 Index	(545)	1,000	222	11/18/54	(500 bp) — Monthly	(324)
	CMBX NA BBB-.10 Index	(21,940)	174,000	32,364	11/17/59	(300 bp) — Monthly	10,337
	CMBX NA BBB-.14 Index	(10,479)	62,000	12,660	12/16/72	(300 bp) — Monthly	2,151
	CMBX NA BBB-.6 Index	(87,642)	282,188	63,408	5/11/63	(300 bp) — Monthly	(24,378)
	CMBX NA BBB-.7 Index	(56,108)	239,000	48,445	1/17/47	(300 bp) — Monthly	(7,783)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,366)	24,000	7,987	11/17/59	(500 bp) — Monthly	6,602
	CMBX NA BBB-.10 Index	(6,933)	32,000	5,952	11/17/59	(300 bp) — Monthly	(997)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(5,038)	32,690	3,334	5/11/63	(200 bp) — Monthly	(1,714)
	CMBX NA A.6 Index	(3,218)	20,745	2,116	5/11/63	(200 bp) — Monthly	(1,108)
	CMBX NA A.6 Index	(2,124)	13,830	1,411	5/11/63	(200 bp) — Monthly	(718)
	CMBX NA A.6 Index	(1,626)	10,687	1,090	5/11/63	(200 bp) — Monthly	(539)
	CMBX NA A.6 Index	(1,199)	8,801	898	5/11/63	(200 bp) — Monthly	(304)
	CMBX NA A.6 Index	(490)	3,772	385	5/11/63	(200 bp) — Monthly	(107)
	CMBX NA A.6 Index	(503)	3,772	385	5/11/63	(200 bp) — Monthly	(119)
	CMBX NA BB.10 Index	(10,024)	33,000	10,982	11/17/59	(500 bp) — Monthly	931
	CMBX NA BB.10 Index	(1,154)	11,000	3,661	11/17/59	(500 bp) — Monthly	2,498
	CMBX NA BB.8 Index	(2,174)	5,798	2,175	10/17/57	(500 bp) — Monthly	(4)
	CMBX NA BB.9 Index	(4,754)	33,000	10,768	9/17/58	(500 bp) — Monthly	5,986
	CMBX NA BB.9 Index	(2,309)	27,000	8,810	9/17/58	(500 bp) — Monthly	6,478
	CMBX NA BB.9 Index	(2,188)	16,000	5,221	9/17/58	(500 bp) — Monthly	3,020
	CMBX NA BB.9 Index	(757)	5,000	1,632	9/17/58	(500 bp) — Monthly	871
	CMBX NA BBB-.10 Index	(19,618)	159,000	29,574	11/17/59	(300 bp) — Monthly	9,876
	CMBX NA BBB-.10 Index	(11,034)	87,000	16,182	11/17/59	(300 bp) — Monthly	5,105
	CMBX NA BBB-.10 Index	(7,188)	83,000	15,438	11/17/59	(300 bp) — Monthly	8,209
	CMBX NA BBB-.10 Index	(9,946)	59,000	10,974	11/17/59	(300 bp) — Monthly	998
	CMBX NA BBB-.10 Index	(8,751)	37,000	6,882	11/17/59	(300 bp) — Monthly	(1,887)
	CMBX NA BBB-.10 Index	(7,801)	32,000	5,952	11/17/59	(300 bp) — Monthly	(1,865)
	CMBX NA BBB-.10 Index	(3,171)	25,000	4,650	11/17/59	(300 bp) — Monthly	1,467
	CMBX NA BBB-.10 Index	(4,005)	23,000	4,278	11/17/59	(300 bp) — Monthly	261
	CMBX NA BBB-.10 Index	(4,362)	19,000	3,534	11/17/59	(300 bp) — Monthly	(838)
	CMBX NA BBB-.10 Index	(1,993)	19,000	3,534	11/17/59	(300 bp) — Monthly	1,531
	CMBX NA BBB-.10 Index	(3,929)	18,000	3,348	11/17/59	(300 bp) — Monthly	(590)
	CMBX NA BBB-.10 Index	(2,168)	10,000	1,860	11/17/59	(300 bp) — Monthly	(313)
	CMBX NA BBB-.10 Index	(1,946)	9,000	1,674	11/17/59	(300 bp) — Monthly	(277)
	CMBX NA BBB-.11 Index	(2,361)	15,000	2,451	11/18/54	(300 bp) — Monthly	83
	CMBX NA BBB-.12 Index	(5,797)	28,000	5,124	8/17/61	(300 bp) — Monthly	(687)
	CMBX NA BBB-.12 Index	(2,921)	14,000	2,562	8/17/61	(300 bp) — Monthly	(366)
	CMBX NA BBB-.12 Index	(1,237)	4,000	732	8/17/61	(300 bp) — Monthly	(507)
	CMBX NA BBB-.13 Index	(4,191)	68,000	13,512	12/16/72	(300 bp) — Monthly	9,120
	CMBX NA BBB-.7 Index	(4,063)	64,000	12,973	1/17/47	(300 bp) — Monthly	8,877
	CMBX NA BBB-.8 Index	(8,993)	66,000	11,418	10/17/57	(300 bp) — Monthly	2,393
	CMBX NA BBB-.8 Index	(4,688)	30,000	5,190	10/17/57	(300 bp) — Monthly	488
	CMBX NA BBB-.8 Index	(2,713)	20,000	3,460	10/17/57	(300 bp) — Monthly	738
	CMBX NA BBB-.8 Index	(2,660)	19,000	3,287	10/17/57	(300 bp) — Monthly	618
	CMBX NA BBB-.8 Index	(2,576)	18,000	3,114	10/17/57	(300 bp) — Monthly	529
	CMBX NA BBB-.8 Index	(1,018)	8,000	1,384	10/17/57	(300 bp) — Monthly	363
	CMBX NA BBB-.8 Index	(624)	4,000	692	10/17/57	(300 bp) — Monthly	68

Upfront premium received		—			Unrealized appreciation		229,734

Upfront premium (paid)		(806,376)			Unrealized (depreciation)		(109,656)

	Total	$(806,376)				Total	$120,078
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,229,729.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
Short-term investments
	Putnam Short Term Investment Fund*	$4,807,545	$19,880,444	$24,098,429	$13,038	$589,560

	Total Short-term investments	$4,807,545	$19,880,444	$24,098,429	$13,038	$589,560
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $235,198.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,625,773.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $933,167.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $880,438.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,621,861 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,625,773 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$256,523	$—
Mortgage-backed securities	—	27,545,948	—
Purchased options outstanding	—	14	—
Purchased swap options outstanding	—	215,491	—
U.S. government and agency mortgage obligations	—	44,325,024	—
Short-term investments	290,000	6,169,184	—

Totals by level	$290,000	$78,512,184	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$572,061	$—	$—
Written options outstanding	—	(538,649)	—
Written swap options outstanding	—	(1,458,292)	—
Forward premium swap option contracts	—	(194,090)	—
TBA sale commitments	—	(5,363,280)	—
Interest rate swap contracts	—	1,093,903	—
Credit default contracts	—	(235,216)	—

Totals by level	$572,061	$(6,695,624)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$28,800,000
Purchased swap option contracts (contract amount)	$140,000,000
Written TBA commitment option contracts (contract amount)	$28,800,000
Written swap option contracts (contract amount)	$107,700,000
Futures contracts (number of contracts)	200
Centrally cleared interest rate swap contracts (notional)	$94,200,000
OTC credit default contracts (notional)	$18,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com